Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 1,932	$ 2,256
Employee related payables	2,630	2,366
VAT, sales, and other taxes	658	769
Total	$ 5,220	$ 5,391